Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	RJO GLOBAL TRUST
Entity Central Index Key	0001027099
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Entity Public Float		$ 27,089,923
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity in commodity Trading accounts:
Cash on deposit with broker	$ 2,216,652	$ 2,670,744
Unrealized gain (loss) on open contracts	260,744	363,947
Purchased options on futures contracts (premiums paid - -$753,417 and -$33,376 respectively)	728,440	22,525
Total due from broker	3,205,836	3,057,216
Cash and cash equivalents on deposit with affiliate	8,659,507	9,596,823
Cash on deposit with bank	696,111	648
Fixed income securities (cost of $11,005,602 and $21,993,704, respectively), held by affiliate	11,003,681	21,870,890
Interest receivable	9,207	123,363
Cash on deposit with bank - Non-Trading	1,364,487	1,647,219
Prepaid expenses - Non-Trading	76,392	95,825
Total Assets	25,015,221	36,391,984
Equity in commodity Trading accounts:
Options written on futures contracts (premiums received $978,634 and $14,375, respectively)	884,242	1,006
Accrued commissions	54,558	111,034
Accrued management fees	37,239	48,884
Accrued operating expenses	209,592	217,118
Redemptions payable-Trading	565,316	493,332
Accrued legal fees- Non-Trading	2,364	500
Accrued management fees to U.S. Bank-Non-Trading	10,418	31,715
Distribution payable - Non-Trading	1,034	536,188
Total liabilities	1,764,763	1,439,777
Unitholders' capital:
Unitholders' capital	23,250,458	34,952,207
Total Liabilities and Unitholders' Capital	25,015,221	36,391,984
Trading [Member]
Unitholders' capital:
Unitholders' capital	21,823,370	33,777,543
Trading [Member] | Class A [Member]
Net asset value per unit:
Net Asset Value Per Unit	$ 76.92	$ 91.32
Trading [Member] | Class B [Member]
Net asset value per unit:
Net Asset Value Per Unit	$ 83.34	$ 96.98
Trading [Member] | Beneficial Owners [Member] | Class A [Member]
Unitholders' capital:
Unitholders' capital	21,106,894	32,497,392
Trading [Member] | Beneficial Owners [Member] | Class B [Member]
Unitholders' capital:
Unitholders' capital	675,323	1,231,294
Trading [Member] | Managing Owner [Member] | Class A [Member]
Unitholders' capital:
Unitholders' capital	41,153	48,857
LLC Equity/Non-Trading [Member]
Unitholders' capital:
Unitholders' capital	1,427,088	1,174,664
Net asset value per unit:
Net Asset Value Per Unit	$ 0.63	$ 0.52
LLC Equity/Non-Trading [Member] | Participating Owners [Member]
Unitholders' capital:
Unitholders' capital	149,728	158,535
LLC Equity/Non-Trading [Member] | Nonparticipating Owners [Member]
Unitholders' capital:
Unitholders' capital	$ 1,277,360	$ 1,016,129

Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Purchased options on futures contracts, premiums paid	753,417	33,376
Fixed income securities, cost	11,005,602	21,993,704
Options written on futures contracts, premiums received	978,634	14,375
Trading [Member]
Unitholders' capital, units outstanding Shares	283,041	369,090	515,377	572,477
LLC Equity/Non-Trading [Member]
Unitholders' capital, units outstanding Shares	2,273,288	2,273,288	2,273,288	2,273,288
Participating Owners [Member] | LLC Equity/Non-Trading [Member]
Unitholders' capital, units outstanding Shares	237,663	306,807	407,463	512,964
Nonparticipating Owners [Member] | LLC Equity/Non-Trading [Member]
Unitholders' capital, units outstanding Shares	2,035,625	1,966,481	1,865,825	1,760,324
Class A [Member] | Beneficial Owners [Member] | Trading [Member]
Unitholders' capital, units outstanding Shares	274,403	355,858	490,278	551,440
Class A [Member] | Managing Owner [Member] | Trading [Member]
Unitholders' capital, units outstanding Shares	535	535	11,679	11,679
Class B [Member] | Beneficial Owners [Member] | Trading [Member]
Unitholders' capital, units outstanding Shares	8,103	12,697	13,420	9,358

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (loss) on trading of commodity contracts:
Realized gain (loss) on closed positions	$ (2,335,648)	$ 353,195	$ 3,040,780
Change in unrealized gain (loss) on open positions	(36,306)	(865,419)	464,878
Foreign currency transaction gain (loss)	(27,149)	167,482	(39,241)
Total Trading gain (loss)	(2,399,103)	(344,742)	3,466,417
Net investment income (loss):
Interest income	207,562	292,141	69,977
Realized gain (loss) on fixed income securities	(202,071)	(98,217)
Change in unrealized gain (loss) on fixed income securities	126,325	(106,156)	(3,852)
Total net investment gain (loss)	131,816	87,768	66,125
Expenses:
Advisory fees paid to affiliate	51,521	62,625	13,087
Management fees	481,644	705,342	930,774
Incentive fees	29,872	155,519	278,042
Ongoing offering expenses	37,640	114,267	135,000
Operating expenses	566,360	848,733	936,000
Total expenses	2,471,069	3,930,760	4,633,463
Total income (loss)	(4,738,356)	(4,187,734)	(1,100,921)
Non-Trading income (loss):
Interest on Non-Trading reserve	315	2,927	8,774
Collections in excess of impaired value	699,783	1,672,496	16,870,555
Legal and administrative fees	(155,913)	(130,495)	(1,005,791)
Management fees paid to US Bank	(290,228)	(233,247)	(323,834)
Non-Trading income (loss)	253,957	1,311,681	15,549,704
Net income (loss)	(4,484,399)	(2,876,053)	14,448,783
Class A [Member]
Expenses:
Commissions	1,277,188	2,004,324	2,322,754
Class B [Member]
Expenses:
Commissions	$ 26,844	$ 39,950	$ 17,806

Consolidated Statement of Changes in Unitholders' Capital (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balances	$ 34,952,207
Trading income (loss)	(4,484,399)	(2,876,053)	14,448,783
Ending Balances	23,250,458	34,952,207
Trading [Member]
Beginning Balances (in units)	369,090	515,377	572,477
Unitholders' contributions (in units)	1,574	12,208	61,208
Transfers (in units)	(3)		(16)
Unitholders' redemptions (in units)	(87,620)	(158,495)	(118,292)
Ending Balances (in units)	283,041	369,090	515,377
Beginning Balances	33,777,543	51,921,871	58,893,944
Trading income (loss)	(4,738,356)	(4,187,734)	(1,100,921)
Unitholders' contributions	137,436	1,163,489	5,996,111
Unitholders' redemptions	(7,353,253)	(15,120,083)	(11,867,263)
Ending Balances	21,823,370	33,777,543	51,921,871
Trading [Member] | Class A [Member]
Net Asset Value Per Unit-Beginning Balance	$ 91.32
Net change per unit	$ (14.4)	$ (9.32)	$ (2.2)
Net Asset Value Per Unit-Ending Balance	$ 76.92	$ 91.32
Trading [Member] | Class B [Member]
Net Asset Value Per Unit-Beginning Balance	$ 96.98
Net change per unit	$ (13.64)	$ (7.77)	$ (0.16)
Net Asset Value Per Unit-Ending Balance	$ 83.34	$ 96.98
Trading [Member] | Beneficial Owners [Member] | Class A [Member]
Beginning Balances (in units)	355,858	490,278	551,440
Unitholders' contributions (in units)	1,574	10,039	54,776
Transfers (in units)	(52)		(649)
Unitholders' redemptions (in units)	(82,977)	(144,459)	(115,289)
Ending Balances (in units)	274,403	355,858	490,278
Beginning Balances	32,497,392	49,340,822	56,711,089
Trading income (loss)	(4,583,761)	(3,983,977)	(1,087,408)
Unitholders' contributions	137,436	943,530	5,337,442
Transfers	(4,404)		(65,443)
Unitholders' redemptions	(6,939,769)	(13,802,983)	(11,554,858)
Ending Balances	21,106,894	32,497,392	49,340,822
Trading [Member] | Beneficial Owners [Member] | Class B [Member]
Beginning Balances (in units)	12,697	13,420	9,358
Unitholders' contributions (in units)		2,169	6,432
Transfers (in units)	49		633
Unitholders' redemptions (in units)	(4,643)	(2,892)	(3,003)
Ending Balances (in units)	8,103	12,697	13,420
Beginning Balances	1,231,294	1,405,692	981,765
Trading income (loss)	(146,892)	(104,084)	12,220
Unitholders' contributions		219,959	658,669
Transfers	4,404		65,443
Unitholders' redemptions	(413,484)	(290,273)	(312,405)
Ending Balances	675,323	1,231,294	1,405,692
Trading [Member] | Managing Owner [Member] | Class A [Member]
Beginning Balances (in units)	535	11,679	11,679
Unitholders' redemptions (in units)		(11,144)
Ending Balances (in units)	535	535	11,679
Beginning Balances	48,857	1,175,357	1,201,090
Trading income (loss)	(7,704)	(99,673)	(25,733)
Unitholders' redemptions		(1,026,827)
Ending Balances	41,153	48,857	1,175,357
LLC Equity/Non-Trading [Member]
Beginning Balances (in units)	2,273,288	2,273,288	2,273,288
Ending Balances (in units)	2,273,288	2,273,288	2,273,288
Beginning Balances	1,174,664	4,114,027	8,569,241
Trading income (loss)	253,957	1,311,681	15,549,704
Unitholders' distribution	(1,533)	(4,251,044)	(20,004,918)
Ending Balances	1,427,088	1,174,664	4,114,027
Net Asset Value Per Unit-Beginning Balance	$ 0.52
Net change per unit			$ 0.11
Net Asset Value Per Unit-Ending Balance	$ 0.63	$ 0.52
LLC Equity/Non-Trading [Member] | Participating Owners [Member]
Beginning Balances (in units)	306,807	407,463	512,964
Unitholders' redemptions (in units)	(69,144)	(100,656)	(105,501)
Ending Balances (in units)	237,663	306,807	407,463
Beginning Balances	158,535	737,509	1,933,873
Trading income (loss)	23,115	148,123	3,236,859
Unitholders' redemptions	(31,922)	(165,608)	(504,417)
Unitholders' distribution		(561,489)	(3,928,806)
Ending Balances	149,728	158,535	737,509
LLC Equity/Non-Trading [Member] | Nonparticipating Owners [Member]
Beginning Balances (in units)	1,966,481	1,865,825	1,760,324
Unitholders' redemptions (in units)	69,144	100,656	105,501
Ending Balances (in units)	2,035,625	1,966,481	1,865,825
Beginning Balances	1,016,129	3,376,518	6,635,368
Trading income (loss)	230,842	1,163,558	12,312,845
Unitholders' redemptions	31,922	165,608	504,417
Unitholders' distribution	(1,533)	(3,689,555)	(16,076,112)
Ending Balances	$ 1,277,360	$ 1,016,129	$ 3,376,518

General Information and Summary	12 Months Ended
Dec. 31, 2012
General Information and Summary [Abstract]
General Information and Summary
(1)	General Information and Summary

RJO Global Trust (the "Trust"), a Delaware statutory trust organized on November 12, 1996, was formed to engage in the speculative trading of futures contracts on currencies, interest rates, energy and agricultural products, metals, commodity indices and stock indices, spot and forward contracts on currencies and precious metals, and exchanges for physicals pursuant to the trading instructions of independent trading advisors. Since December 1, 2006, R.J. O'Brien Fund Management, LLC ("RJOFM" or the "Managing Owner") has been the Managing Owner of the Trust. R.J. O'Brien & Associates, LLC ("RJO"), an affiliate of RJOFM, is the clearing broker and the broker for forward contracts for the Trust. R.J. O'Brien Securities, LLC ("Selling Agent") is the lead selling agent of the units of beneficial interest of the Trust (the "units").

The Trust is a multi-advisor commodity pool where trading decisions for the Trust are delegated to five independent commodity trading advisors (each an "Advisor" and collectively the "Advisors") as of December 31, 2012, pursuant to advisory agreements executed between the Trust and each Advisor (each an "Advisory Agreement" and collectively the "Advisory Agreements").

Units of beneficial ownership of the Trust commenced selling on April 3, 1997.  Effective July 1, 2011, the Managing Owner determined to discontinue the public offering of the units and begin offering the units on a private placement basis only.  The Trust filed a Post-Effective Amendment to its Registration Statement on Form S-1 with the Securities and Exchange Commission (the "SEC") on July 5, 2011 to deregister the remaining units that were unsold under the public offering.  The Post-Effective Amendment was declared effective by the SEC on July 8, 2011.

The Trust currently offers two classes of units on a private basis: Class A units and Class B units.  Class A units are subject to a selling commission.  Class B units are not charged a selling commission, and will only be offered to certain qualified investors participating in a program through certain financial advisors.  Both Class A and Class B units are traded pursuant to identical trading programs and differ only in respect to selling commissions.  See Note (8) for further detail regarding commissions.

The Trust will be terminated on December 31, 2026, unless terminated earlier upon the occurrence of one of the following: (1) beneficial owners holding more than 50% of the outstanding units notify the Managing Owner to dissolve the Trust as of a specific date; (2) 120 days after the filing of a bankruptcy petition by or against the Managing Owner, unless the bankruptcy court approves the sale and assignment of the interests of the Managing Owner to a purchaser/assignor that assumes the duties of the Managing Owner; (3) 120 days after the notice of the retirement, resignation, or withdrawal of the Managing Owner, unless beneficial owners holding more than 50% of the outstanding units appoint a successor; (4) 90 days after the insolvency of the Managing Owner or any other event that would cause the Managing Owner to cease being managing owner of the Trust, unless beneficial owners holding more than 50% of the outstanding units appoint a successor; (5) dissolution of the Managing Owner; (6) insolvency or bankruptcy of the Trust; (7) a decrease in the net asset value to less than $2,500,000; (8) a decline in the net asset value per unit to $50 or less; (9) dissolution of the Trust; or (10) any event that would make it unlawful for the existence of the Trust to be continued or require dissolution of the Trust.

Prior to December 1, 2006, the managing owner of the Trust was Refco Commodity Management, Inc. ("RCMI"). An affiliate of RCMI, Refco Capital Markets, Ltd. ("RCM") had held certain assets of the Trust, acting as the Trust's broker of forward contracts during 2005. During that year, RCM experienced financial difficulties resulting in RCM's inability to liquidate the assets. RCM filed for bankruptcy protection in October, 2005. As a result, the Trust held a bankruptcy claim against RCM.

Effective January 1, 2007, JWH Special Circumstance LLC (the "LLC"), a Delaware limited liability company, was established to pursue the claims against RCM. Any assets or liabilities held by the LLC are designated as "Non-Trading." Any revenue earned or expenses incurred by the LLC are also designated as "Non-Trading." The Trust is the sole member of the LLC and holds that membership for the benefit of the unitholders who were investors in the Trust at the time of the bankruptcy of RCM. U.S. Bank National Association ("US Bank") is the manager of the LLC. US Bank may make distributions to the unitholders, as defined above, upon collection, sale, settlement or other disposition of the bankruptcy claim and after payment of all fees and expenses pro rata to the unitholders, as follows:

(a)	Any unitholder who had redeemed their entire interest in the Trust prior to distribution shall receive cash.

(b)	Any unitholder who had continued to own units in the Trust shall receive additional units in the Trust at the then net asset value of the Trust.

The unitholders have no right to request redemptions from the LLC.

The LLC agreed to compensate US Bank, as manager, the following: (1) an initial acceptance fee of $120,000; (2) an annual fee of $25,000; (3) a distribution fee of $25,000 per distribution; (4) out-of-pocket expenses; and (5) an hourly fee for all personnel at the then expected hourly rate ($350 per hour at the time the agreement was executed).

See Note (6) for further detail regarding collection and distribution activity related to the assets held at RCM.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

(2)	Summary of Significant Accounting Policies

The accounting and reporting policies of the Trust conform to accounting principles generally accepted in the United States of America and to practices in the commodities industry. The following is a description of the more significant of those policies that the Trust follows in preparing its consolidated financial statements.

(a)	Basis of Presentation

The accompanying consolidated financial statements of the Trust have been prepared in accordance with accounting principles generally accepted in the United States of America.

Reclassifications have been made to the Trust's December 31, 2009 information to conform to the current presentation.

(b)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Trust and its wholly-owned subsidiary, JWH Special Circumstances, LLC. All material intercompany transactions have been eliminated upon consolidation.

(c)	Revenue Recognition

Commodity futures contracts, forward contracts, physical commodities, and related options are recorded on their trade date. All such transactions are recorded on a mark-to-market basis and measured at fair value daily. Unrealized gains on open contracts reflected in the consolidated statements of financial condition represent the difference between original contract amount and fair value (as determined by exchange settlement prices for futures contracts and related options and cash dealer prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the year or as of the last date of the consolidated financial statements. As the broker has the right of offset, the Trust presents unrealized gains and losses on open futures contracts (the difference between contract trade price and quoted market price) as a net amount in the consolidated statements of financial condition. Any change in net unrealized gain or loss on futures and forward contracts from the preceding period is reported in the consolidated statements of operations. Gains or losses are realized when contracts are liquidated.

The Trust may write (sell) and purchase exchange listed options on commodities or financial instruments. An option is a contract allowing, but not requiring, its holder to buy (call) or sell (put) a specific or standard commodity or financial instrument at a specified price during a specified time period. The option premium is the total price paid or received for the option contract. When the Trust writes an option, the premium received is recorded as a liability in the statement of financial condition and measured at fair value daily. When the Trust purchases an option, the premium paid is recorded as an asset in the consolidated statements of financial condition and measured at fair value daily. Realized gains (losses) and changes in unrealized gains (losses) on options contracts are included in the consolidated statements of operations. When a written option expires or the Trust enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of realized gain (loss) on closed positions. When a purchased option is exercised, the proceeds on the sale of an underlying instrument (for a purchased put option), or the purchase cost of an underlying instrument (for a purchased call option) is adjusted by the amount of the premium paid.

At December 31, 2012, the Trust earns interest on 100% of the Trust's average daily balances on deposit with RJO during each month at 100% of the average four-week Treasury Bill rate for that month in respect of deposits denominated in dollars. For deposits denominated in other currencies, the Trust earns interest at a rate of one-month LIBOR less 100 basis points. To the extent excess cash is not invested in securities, such cash will be subject to the creditworthiness of the institution where such funds are deposited. The Trust also earns interest on cash and cash equivalents held at Wells Fargo Bank N.A. and managed by RJO Investment Management, LLC ("RJOIM"), an affiliate of the Managing Owner.

Fixed income securities are recorded at fair value, with changes in fair value recorded in the statement of operations as unrealized gain (loss) on fixed income securities. Realized gains (losses) from liquidation of fixed income securities are determined on first-in, first-out (FIFO) basis. Premiums and discounts on securities purchased are amortized over the lives of the respective instruments. Interest income is recognized on the accrual basis.

(d)	Ongoing Offering Costs

Ongoing offering costs, subject to a ceiling of 0.50% of the Trust's average month-end net assets, are paid by the Trust and expensed as incurred.

(e)	Foreign Currency Transactions

Trading accounts in foreign currency denominations are susceptible to both movements in the underlying contract markets as well as fluctuation in currency rates. Foreign currencies are translated into U.S. dollars for closed positions at an average exchange rate for the year, while year-end balances are translated at the year-end currency rates. The impact of the translation is reflected in the consolidated statements of operations.

(f)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g)	Valuation of Assets Held at Refco Capital Markets, Ltd.

The Trust recorded an impairment charge against its assets held at RCM at December 31, 2005, based on management's estimate of fair value at that time.  Subsequent recoveries from RCM were credited against the then book value of the claim.  On June 28, 2007, the Trust's cumulative recoveries from RCM exceeded the book value of the impaired assets held at RCM, which resulted in no remaining book value for those assets.  All recoveries in excess of the book value of the impaired assets have been recorded as "Collections in excess of impaired value" on the Trust's consolidated statements of operations.   Any future administrative and/or legal expenses associated with liquidation of the assets held at RCM have not been reflected as such future expenses are not capable of being estimated. See Note (6) for further details.

(h)	Recent Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Adoption of ASU 2011-11 will expand the Trust's disclosures, but will have no effect on the Trust's net assets. At this time, management is evaluating any impact ASU 2011-11 may have on the Trust's financial statements disclosures.

Fees	12 Months Ended
Dec. 31, 2012
Fees [Abstract]
Fees
(3)	Fees

Management fees are accrued and paid monthly. Incentive fees are accrued monthly and paid quarterly. Trading decisions for the period of these financial statements were made by the Advisors.

Pursuant to the Trust's agreements with the Advisors, each Advisor receives a monthly management fee at the rate of up to 0.167% (a 2% annual rate) of the Trust's month-end net assets calculated after deduction of brokerage fees, but before reduction for any incentive fee or other costs and before inclusion of new unitholder subscriptions and redemptions for the month. These management fees are not paid on the LLC net assets.

The Trust also pays the Advisors a quarterly incentive fee of up to 20% of the "New Trading Profit," if any, of the Trust. The incentive fee is based on the performance of each Advisor's portion of the assets allocated to them. New Trading Profit in any quarter is equal to the "Trading Profit" for such quarter that is in excess of the highest level of such cumulative trading profit as of any previous calendar quarter-end. Trading Profit is calculated by including realized and unrealized profits and losses, excluding interest income, and deducting the management fee and brokerage fee.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(4)	Income Taxes

No provision for U.S. federal income taxes has been made in the accompanying consolidated financial statements as each beneficial owner is responsible for reporting income (loss) based on the pro rata share of the profits or losses of the Trust. The LLC is also treated as a partnership. Generally, for both U.S. federal and state tax purposes, trusts, such as the RJO Global Trust, are treated as partnerships. The only significant differences in financial and income tax reporting basis are ongoing offering costs.

The Trust files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions. The Trust's federal income tax returns for all tax years ended on or after December 31, 2008, remain subject to examination by the Internal Revenue Service. The Trust's state and local income tax returns are subject to examination by the respective state and local authorities over various statutes of limitations, most ranging from three to five years from the date of filing.

Trading Activities and Related Risks	12 Months Ended
Dec. 31, 2012
Trading Activities and Related Risks [Abstract]
Trading Activities and Related Risks
(5)	Trading Activities and Related Risks

The Trust engages in the speculative trading of U.S. and foreign futures contracts, options, and forward contracts (collectively derivatives) through the Advisors. These derivatives include both financial and non-financial contracts held as part of a diversified trading strategy. The Trust is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

The purchase and sale of futures requires margin deposits with a futures commission merchant ("FCM"). Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires an FCM to segregate or secure all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other property, such as U.S. Treasury Bills, deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than the total of cash and other property deposited.

The Trust has cash on deposit with an affiliate interbank market maker in connection with its trading of forward contracts. In the normal course of business, the Trust does not require collateral from such interbank market maker. Due to forward contracts being traded in unregulated markets between principals, the Trust also assumes a credit risk, the risk of loss from counterparty non-performance.

For derivatives, risks arise from changes in the market value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the value of futures and forward contracts purchased and unlimited liability on such contracts sold short.

The Trust, as writer of an option, has no control over whether the underlying instrument may be sold (called) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Trust may not be able to enter into a closing transaction because of an illiquid market.

The Trust is a buyer of exchange-traded options. As such, the Trust pays a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Purchased options expose the Trust to a risk of loss limited to the premiums paid.

Net trading results from derivatives for the years ended December 31, 2012, 2011, and 2010 are reflected in the consolidated statements of operations and equal gain or loss from trading less brokerage commissions. Such trading results reflect the net gain or loss arising from the Trust's speculative trading of futures contracts, options and forward contracts.

The Trust's primary exposure to fixed income securities are defined by the U.S. Commodity Futures Trading Commission ("CTFC") guidelines of acceptable securities for investment of segregated assets. The scope of the acceptable securities by the CTFC are defined further by the RJOIM agreement with the Trust to include but not limited to, U.S. Treasury and government agencies' securities, purchase agreements collateralized by U.S. Treasury and government agencies, corporate debt securities, and bank debt securities. The Trust's total investment in corporate debt securities, bank deposit securities, and certificate of deposits combined cannot exceed 40% of the Trust's total assets.

The beneficial owners bear the risk of loss only to the extent of the market value of their respective investments.

See Note (11) for further details on Derivative Instruments and Hedging Activities.

Assets Held at Refco Capital Markets, Ltd.	12 Months Ended
Dec. 31, 2012
Assets Held at Refco Capital Markets, Ltd. [Abstract]
Assets Held at Refco Capital Markets, Ltd.
(6)	Assets Held at Refco Capital Markets, Ltd.

Effective October 31, 2005, $57,544,206 of equity and 2,273,288 in substitute units, which represented the assets held at RCM plus $1,000,000 in cash, were transferred to a Non-Trading account, as explained in Note 2(g). On December 31, 2005 the $56,544,206 of assets held at RCM were reduced by $39,580,944 for impairment to $16,963,262, or 30% of the original value of the assets. The table below summarizes all recoveries from RCM and distributions to redeemed and continuing unitholders.

Recoveries from RCM, Distributions paid by US Bank from the LLC, and effect on impaired value of assets held at RCM
	Amounts Received from		Balance of	Collections in Excess of		Cash Distributions to Non-Participating	Additional Units in Trust for Participating Owners
Date	RCM		Impaired Value	Impaired Value		Owners	Units	Dollars
12/29/06	$10,319,318		$6,643,944	$-		$4,180,958	54,914	$5,154,711
04/20/07	2,787,629		3,856,315	-		-	-	-
06/07/07	265,758		3,590,557	-		-	-	-
06/28/07	4,783,640		-	1,193,083		-	-	-
07/03/07	5,654		-	5,654		-	-	-
08/29/07	-		-	-		2,787,947	23,183	1,758,626
09/19/07	2,584,070		-	2,584,070		-	-	-
12/31/07	2,708,467		-	2,708,467		-	-	-
03/28/08	1,046,068		-	1,046,068		-	-	-
04/29/08	-		-	-		2,241,680	10,736	1,053,815
06/26/08	701,148		-	701,148		-	-	-
12/31/08	769,001		-	769,001		-	-	-
06/29/09	2,748,048		-	2,748,048		-	-	-
12/30/09	1,102,612		-	1,102,612		-	-	-
05/19/10	1,695,150		-	1,695,150		-	-	-
06/04/10	14,329,450	*	-	14,329,450	*	-	-	-
08/01/10	-		-	-		16,076,112	40,839	3,928,806
10/15/10	282,790	*	-	282,790	*	-	-	-
12/30/10	563,163	*	-	563,163	*	-	-	-
06/02/11	343,664	*	-	343,664	*	-	-	-
08/30/11	1,328,832	*	-	1,328,832	*	-	-	-
12/01/11	-		-	-		3,689,555	6,168	561,489
10/31/12	404,908	*	-	404,908	*	-	-	-
12/05/12	294,875	*	-	294,875	*	-	-	-

Totals	$49,064,245		$-	$32,100,983		$28,976,252	135,840	$12,457,447

*The collections on June 4, 2010 were from a settlement agreement reached with Cargill, Inc. and Cargill Investors Services, Inc. (together, "Cargill"). The gross collections of $15,300,000 on June 4, 2010, were reduced by $970,550, which represented Cargill's percentage of distributions, as defined in the Settlement Agreement. All subsequent collections are shown net and were reduced by Cargill's percentage of distributions at 57.25% of the gross collections.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
(7)	Fair Value Measurements

In accordance with the Fair Value Measurements Topic of the Financial Accounting Standards Board Accounting Standards Codification, the Trust established a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange-traded futures contracts and options fall into this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts, options on forward currency contracts and fixed income securities that the Trust values using models or other valuation methodologies derived from observable market data.

Level 3 inputs are unobservable inputs for an asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of December 31, 2012 and December 31, 2011, the Trust did not have any Level 3 assets or liabilities.

An asset or liability's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The Trust's exchange-traded futures contracts and options on futures contracts are valued based on quoted prices (unadjusted) in active markets for identical assets or liabilities. The Trust's forward currency contracts and options on forward currency contracts are based on third-party quoted dealer values on the interbank market, based on similar assets or liabilities. The Trust's fixed income securities are valued using inputs that are observable for the asset or liability, including prices of similar fixed income securities or present values of expected future cash flow models.

The following table presents the Trust's fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, respectively:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Unrealized gain on open contracts:
Futures positions	$260,744	$-	$-	$260,744
Purchased options on futures contracts	728,440	-	-	728,440
Fixed income securities	-	11,003,681	-	11,003,681
	989,184	11,003,681	-	11,992,865
Liabilities
Options written on futures contracts	884,242	-	-	884,242
Total fair value	$104,942	$11,003,681	$-	$11,108,623

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Unrealized gain on open contracts:
Futures positions	$212,644	$-	$-	$212,644
Forward currency positions	-	151,303	-	151,303
Purchased options on futures contracts	22,525	-	-	22,525
Fixed income securities	-	21,870,890	-	21,870,890
Total assets	235,169	22,022,193	-	22,257,362

Liabilities
Options written on futures contracts	1,006	-	-	1,006
Total fair value	$234,163	$22,022,193	$-	$22,256,356

Operations	12 Months Ended
Dec. 31, 2012
Operations [Abstract]
Operations

(8)	Operations

Redemptions

A beneficial owner may cause any or all of his or her units to be redeemed by the Trust effective as of the last business day of any month based on the Net Asset Value per unit on such date on five business days' written notice to NAV Consulting, Inc., the Trust's administrator, or the Managing Owner. Payment will generally be made within 10 business days of the effective date of the redemption. Any redemption made during the first 11 months of investment is subject to a 1.5% redemption penalty, payable to the Managing Owner. Any redemption made in the twelfth month of investment or later will not be subject to any redemption penalty. The Trust's Ninth Amended and Restated Declaration and Agreement of Trust, as amended (the "Trust Agreement") contains a full description of redemption and distribution policies.

Subscriptions

Investors that are eligible to participate in the private offering of the units may purchase units in the Trust pursuant to the terms of the Trust's Confidential Private Placement Memorandum and disclosure document (the "Memorandum") and a signed subscription form.  The Trust Agreement and the Memorandum contain a full description of subscription policies.  An investment in the Trust does not include a beneficial interest or investment in the LLC.

Commissions

The Managing Owner and/or affiliates act as commodity brokers for the Trust through RJO. Commodity brokerage commissions are typically paid upon the completion or liquidation of a trade and are referred to as "round-turn commissions," which cover both the initial purchase (or sale) and the subsequent offsetting sale (or purchase) of a commodity futures contract.

The Trust's brokerage fee constitutes a "wrap fee" of 4.67% of the Trust's month-end assets on an annual basis (0.38916% monthly) with respect to Class A units and 2.67% of the Trust's month-end assets on an annual basis (0.225% monthly) with respect to Class B units, which covers the fees described below. "Brokerage fee" includes the following across each class of units:

Recipient	Nature of Payment	Class A Units	Class B Units
Managing Owner	Managing Owner fee	0.75%	0.75%
Selling Agent	Selling commission	2.00%	0.00%
Managing Owner	Underwriting expenses	0.35%	0.35%
Managing Owner	Clearing, NFA, and exchange fees (capped at)	1.57%	1.57%

Totals		4.67%	2.67%

Commissions were not paid with respect to the LLC net assets.

Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial Highlights
(9)	Financial Highlights

The following financial highlights show the Trust's financial performance of the Trading units for the periods ended December 31, 2012, 2011 and 2010. Total return is calculated as the change in a theoretical beneficial owner's investment over the entire period, and is not annualized. Total return is calculated based on the aggregate return of the Trust's Trading units taken as a whole.

	Class A			Class B
	2012	2011	2010	2012	2011	2010
Per share operating performance:
Net asset value of Trading units, beginning of period	$91.32	$100.64	$102.84	$96.98	$104.75	$104.91
Total Trading income (loss):
Trading gain (loss)	(7.26)	(0.27)	6.32	(7.78)	(0.28)	6.81
Investment income	0.39	0.20	0.16	0.42	0.22	0.17
Expenses	(7.53)	(9.25)	(8.68)	(6.28)	(7.71)	(7.14)
Trading income (loss)	(14.40)	(9.32)	(2.20)	(13.64)	(7.77)	(0.16)
Net asset value of Trading units, end of period	$76.92	$91.32	$100.64	$83.34	$96.98	$104.75

Total return:
Total return before incentive fees	(15.66)%	(8.88)%	(1.63)%	(13.95)%	(7.08)%	0.49%
Less incentive fee allocations	(0.11)%	(0.38)%	(0.51)%	(0.11)%	(0.34)%	(0.64)%
Total return	(15.77)%	(9.26)%	(2.14)%	(14.06)%	(7.42)%	(0.15)%

Ratios to average net assets:
Trading income (loss)	(17.28)%	(10.32)%	(2.10)%	(15.40)%	(7.94)%	1.01%
Expenses:
Expenses, less incentive fees	(9.15)%	(9.30)%	(8.10)%	(7.19)%	(7.34)%	(6.19)%
Incentive fees	(0.11)%	(0.38)%	(0.51)%	(0.11)%	(0.34)%	(0.64)%
Total expenses	(9.26)%	(9.68)%	(8.61)%	(7.30)%	(7.68)%	(6.83)%

The calculations above do not include activity within the Trust's Non-Trading Accounts.

The net income and expense ratios are computed based upon the weighted average net assets for the Trust for the periods ended December 31, 2012, 2011, and 2010. The amounts are not annualized.

Cash Management Agreement with Affiliate	12 Months Ended
Dec. 31, 2012
Cash Management Agreement with Affiliate [Abstract]
Cash Management Agreement with Affiliate

(10)	Cash Management Agreement with Affiliate.

On October 6, 2010, the Managing Owner retained RJOIM, an SEC registered investment adviser and an affiliate of the Managing Owner, as cash manager. The assets managed by RJOIM are held in segregated accounts in custody at Wells Fargo Bank, N.A. RJOIM is paid an annual fee, currently 0.20% calculated and accrued daily at a rate equal to 1/360 of the principal balance. As of December 31, 2012 the Trust's deposits held by RJOIM consisted of cash of $8,659,507 and fixed income securities of $11,003,681. Advisory fees earned by RJOIM aggregated $51,521, $62,625, and $13,087 for the years ended December 31, 2012, 2011, and 2010 respectively.

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities
(11)	Derivative Instruments and Hedging Activities.

The Trust does not utilize hedge accounting and marks its derivatives to market through operations.

Derivatives not designated as hedging instruments:

As of December 31, 2012

	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$678,316	$(369,972)	$308,344
Currency	94,041	(185,622)	(91,581)
Energy	76,522	(202,853)	(126,331)
Indices	60,504	(55,851)	4,653
Interest Rates	30,579	(20,778)	9,801
Metals	23,749	(23,693)	56
	$963,711	$(858,769)	$104,942

As of December 31, 2011

	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$10,408	$-	$10,408
Currency	527,500	(350,799)	176,701
Energy	225,038	(119,410)	105,628
Indices	17,851	(47,027)	(29,176)
Interest Rates	139,768	(10,045)	129,723
Metals	72,320	(80,138)	(7,818)
	$992,885	$(607,419)	$385,466

The above reported fair values are included in equity in commodity Trading accounts - unrealized gain on open contracts and in purchased options on futures and written options on futures contracts in the consolidated statements of financial condition as of December 31, 2012 and 2011, respectively.

Trading gain (loss) for the following periods:

	Years Ended December 31,
Type of Futures Contracts	2012	2011	2010
Agriculture	$(361,619)	$(1,105,067)	$1,678,921
Currency	(598,618)	(1,380,681)	1,582,144
Energy	(483,184)	63,841	(1,308,951)
Indices	(655,571)	865,269	(773,614)
Interest Rates	162,682	935,552	2,380,917
Metals	(462,793)	276,344	(93,000)
	$(2,399,103)	$(344,742)	$3,466,417

See Note (5) for additional information on the Trust's purpose for entering into derivatives not designed as hedging instruments and its overall risk management strategies.

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
(a)	Basis of Presentation

The accompanying consolidated financial statements of the Trust have been prepared in accordance with accounting principles generally accepted in the United States of America.

Reclassifications have been made to the Trust's December 31, 2009 information to conform to the current presentation.

Principles of Consolidation
(b)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Trust and its wholly-owned subsidiary, JWH Special Circumstances, LLC. All material intercompany transactions have been eliminated upon consolidation.

Revenue Recognition
(c)	Revenue Recognition

Commodity futures contracts, forward contracts, physical commodities, and related options are recorded on their trade date. All such transactions are recorded on a mark-to-market basis and measured at fair value daily. Unrealized gains on open contracts reflected in the consolidated statements of financial condition represent the difference between original contract amount and fair value (as determined by exchange settlement prices for futures contracts and related options and cash dealer prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the year or as of the last date of the consolidated financial statements. As the broker has the right of offset, the Trust presents unrealized gains and losses on open futures contracts (the difference between contract trade price and quoted market price) as a net amount in the consolidated statements of financial condition. Any change in net unrealized gain or loss on futures and forward contracts from the preceding period is reported in the consolidated statements of operations. Gains or losses are realized when contracts are liquidated.

The Trust may write (sell) and purchase exchange listed options on commodities or financial instruments. An option is a contract allowing, but not requiring, its holder to buy (call) or sell (put) a specific or standard commodity or financial instrument at a specified price during a specified time period. The option premium is the total price paid or received for the option contract. When the Trust writes an option, the premium received is recorded as a liability in the statement of financial condition and measured at fair value daily. When the Trust purchases an option, the premium paid is recorded as an asset in the consolidated statements of financial condition and measured at fair value daily. Realized gains (losses) and changes in unrealized gains (losses) on options contracts are included in the consolidated statements of operations. When a written option expires or the Trust enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of realized gain (loss) on closed positions. When a purchased option is exercised, the proceeds on the sale of an underlying instrument (for a purchased put option), or the purchase cost of an underlying instrument (for a purchased call option) is adjusted by the amount of the premium paid.

At December 31, 2012, the Trust earns interest on 100% of the Trust's average daily balances on deposit with RJO during each month at 100% of the average four-week Treasury Bill rate for that month in respect of deposits denominated in dollars. For deposits denominated in other currencies, the Trust earns interest at a rate of one-month LIBOR less 100 basis points. To the extent excess cash is not invested in securities, such cash will be subject to the creditworthiness of the institution where such funds are deposited. The Trust also earns interest on cash and cash equivalents held at Wells Fargo Bank N.A. and managed by RJO Investment Management, LLC ("RJOIM"), an affiliate of the Managing Owner.

Fixed income securities are recorded at fair value, with changes in fair value recorded in the statement of operations as unrealized gain (loss) on fixed income securities. Realized gains (losses) from liquidation of fixed income securities are determined on first-in, first-out (FIFO) basis. Premiums and discounts on securities purchased are amortized over the lives of the respective instruments. Interest income is recognized on the accrual basis.

Ongoing Offering Costs
(d)	Ongoing Offering Costs
Ongoing offering costs, subject to a ceiling of 0.50% of the Trust's average month-end net assets, are paid by the Trust and expensed as incurred.
Foreign Currency Transactions

(e)	Foreign Currency Transactions

Trading accounts in foreign currency denominations are susceptible to both movements in the underlying contract markets as well as fluctuation in currency rates. Foreign currencies are translated into U.S. dollars for closed positions at an average exchange rate for the year, while year-end balances are translated at the year-end currency rates. The impact of the translation is reflected in the consolidated statements of operations.

Use of Estimates
(f)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Assets Held at Refco Capital Markets, Ltd.
(g)	Valuation of Assets Held at Refco Capital Markets, Ltd.

The Trust recorded an impairment charge against its assets held at RCM at December 31, 2005, based on management's estimate of fair value at that time.  Subsequent recoveries from RCM were credited against the then book value of the claim.  On June 28, 2007, the Trust's cumulative recoveries from RCM exceeded the book value of the impaired assets held at RCM, which resulted in no remaining book value for those assets.  All recoveries in excess of the book value of the impaired assets have been recorded as "Collections in excess of impaired value" on the Trust's consolidated statements of operations.   Any future administrative and/or legal expenses associated with liquidation of the assets held at RCM have not been reflected as such future expenses are not capable of being estimated. See Note (6) for further details.

Recent Pronouncement
(h)	Recent Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Adoption of ASU 2011-11 will expand the Trust's disclosures, but will have no effect on the Trust's net assets. At this time, management is evaluating any impact ASU 2011-11 may have on the Trust's financial statements disclosures.

Assets Held at Refco Capital Markets, Ltd. (Tables)	12 Months Ended
Dec. 31, 2012
Assets Held at Refco Capital Markets, Ltd. [Abstract]
Recoveries from RCM, Distribution Paid by US Bank from LLC, and Effect on Impaired Value of Assets Held at RCM

Recoveries from RCM, Distributions paid by US Bank from the LLC, and effect on impaired value of assets held at RCM
	Amounts Received from		Balance of	Collections in Excess of		Cash Distributions to Non-Participating	Additional Units in Trust for Participating Owners
Date	RCM		Impaired Value	Impaired Value		Owners	Units	Dollars
12/29/06	$10,319,318		$6,643,944	$-		$4,180,958	54,914	$5,154,711
04/20/07	2,787,629		3,856,315	-		-	-	-
06/07/07	265,758		3,590,557	-		-	-	-
06/28/07	4,783,640		-	1,193,083		-	-	-
07/03/07	5,654		-	5,654		-	-	-
08/29/07	-		-	-		2,787,947	23,183	1,758,626
09/19/07	2,584,070		-	2,584,070		-	-	-
12/31/07	2,708,467		-	2,708,467		-	-	-
03/28/08	1,046,068		-	1,046,068		-	-	-
04/29/08	-		-	-		2,241,680	10,736	1,053,815
06/26/08	701,148		-	701,148		-	-	-
12/31/08	769,001		-	769,001		-	-	-
06/29/09	2,748,048		-	2,748,048		-	-	-
12/30/09	1,102,612		-	1,102,612		-	-	-
05/19/10	1,695,150		-	1,695,150		-	-	-
06/04/10	14,329,450	*	-	14,329,450	*	-	-	-
08/01/10	-		-	-		16,076,112	40,839	3,928,806
10/15/10	282,790	*	-	282,790	*	-	-	-
12/30/10	563,163	*	-	563,163	*	-	-	-
06/02/11	343,664	*	-	343,664	*	-	-	-
08/30/11	1,328,832	*	-	1,328,832	*	-	-	-
12/01/11	-		-	-		3,689,555	6,168	561,489
10/31/12	404,908	*	-	404,908	*	-	-	-
12/05/12	294,875	*	-	294,875	*	-	-	-

Totals	$49,064,245		$-	$32,100,983		$28,976,252	135,840	$12,457,447

*The collections on June 4, 2010 were from a settlement agreement reached with Cargill, Inc. and Cargill Investors Services, Inc. (together, "Cargill"). The gross collections of $15,300,000 on June 4, 2010, were reduced by $970,550, which represented Cargill's percentage of distributions, as defined in the Settlement Agreement. All subsequent collections are shown net and were reduced by Cargill's percentage of distributions at 57.25% of the gross collections.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Unrealized gain on open contracts:
Futures positions	$260,744	$-	$-	$260,744
Purchased options on futures contracts	728,440	-	-	728,440
Fixed income securities	-	11,003,681	-	11,003,681
	989,184	11,003,681	-	11,992,865
Liabilities
Options written on futures contracts	884,242	-	-	884,242
Total fair value	$104,942	$11,003,681	$-	$11,108,623

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Unrealized gain on open contracts:
Futures positions	$212,644	$-	$-	$212,644
Forward currency positions	-	151,303	-	151,303
Purchased options on futures contracts	22,525	-	-	22,525
Fixed income securities	-	21,870,890	-	21,870,890
Total assets	235,169	22,022,193	-	22,257,362

Liabilities
Options written on futures contracts	1,006	-	-	1,006
Total fair value	$234,163	$22,022,193	$-	$22,256,356

Operations (Tables)	12 Months Ended
Dec. 31, 2012
Operations [Abstract]
Brokerage Fee Across Each Class of Units

Recipient	Nature of Payment	Class A Units	Class B Units
Managing Owner	Managing Owner fee	0.75%	0.75%
Selling Agent	Selling commission	2.00%	0.00%
Managing Owner	Underwriting expenses	0.35%	0.35%
Managing Owner	Clearing, NFA, and exchange fees (capped at)	1.57%	1.57%

Totals		4.67%	2.67%

Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial Summary

	Class A			Class B
	2012	2011	2010	2012	2011	2010
Per share operating performance:
Net asset value of Trading units, beginning of period	$91.32	$100.64	$102.84	$96.98	$104.75	$104.91
Total Trading income (loss):
Trading gain (loss)	(7.26)	(0.27)	6.32	(7.78)	(0.28)	6.81
Investment income	0.39	0.20	0.16	0.42	0.22	0.17
Expenses	(7.53)	(9.25)	(8.68)	(6.28)	(7.71)	(7.14)
Trading income (loss)	(14.40)	(9.32)	(2.20)	(13.64)	(7.77)	(0.16)
Net asset value of Trading units, end of period	$76.92	$91.32	$100.64	$83.34	$96.98	$104.75

Total return:
Total return before incentive fees	(15.66)%	(8.88)%	(1.63)%	(13.95)%	(7.08)%	0.49%
Less incentive fee allocations	(0.11)%	(0.38)%	(0.51)%	(0.11)%	(0.34)%	(0.64)%
Total return	(15.77)%	(9.26)%	(2.14)%	(14.06)%	(7.42)%	(0.15)%

Ratios to average net assets:
Trading income (loss)	(17.28)%	(10.32)%	(2.10)%	(15.40)%	(7.94)%	1.01%
Expenses:
Expenses, less incentive fees	(9.15)%	(9.30)%	(8.10)%	(7.19)%	(7.34)%	(6.19)%
Incentive fees	(0.11)%	(0.38)%	(0.51)%	(0.11)%	(0.34)%	(0.64)%
Total expenses	(9.26)%	(9.68)%	(8.61)%	(7.30)%	(7.68)%	(6.83)%

Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Derivatives Not Designated as Hedging Instruments
	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$678,316	$(369,972)	$308,344
Currency	94,041	(185,622)	(91,581)
Energy	76,522	(202,853)	(126,331)
Indices	60,504	(55,851)	4,653
Interest Rates	30,579	(20,778)	9,801
Metals	23,749	(23,693)	56
	$963,711	$(858,769)	$104,942

As of December 31, 2011

	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$10,408	$-	$10,408
Currency	527,500	(350,799)	176,701
Energy	225,038	(119,410)	105,628
Indices	17,851	(47,027)	(29,176)
Interest Rates	139,768	(10,045)	129,723
Metals	72,320	(80,138)	(7,818)
	$992,885	$(607,419)	$385,466

Trading Gain (Loss)

	Years Ended December 31,
Type of Futures Contracts	2012	2011	2010
Agriculture	$(361,619)	$(1,105,067)	$1,678,921
Currency	(598,618)	(1,380,681)	1,582,144
Energy	(483,184)	63,841	(1,308,951)
Indices	(655,571)	865,269	(773,614)
Interest Rates	162,682	935,552	2,380,917
Metals	(462,793)	276,344	(93,000)
	$(2,399,103)	$(344,742)	$3,466,417

Condensed Consolidated Schedule of Investments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Fair value	$ 11,003,681	$ 21,870,890
Fixed Income Securities [Member] | Commercial Paper [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	17.20%	9.00%
Fair value	3,997,691	3,142,811
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials South Korea [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	4.30%
Fair value	999,316
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials Australia [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	4.30%
Fair value	999,542
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials Chile [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	4.30%
Fair value	999,222
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials United States [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	4.30%	5.44%
Fair value	999,611	1,899,873
Fixed Income Securities [Member] | Commercial Paper [Member] | Energy United States [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets		3.56%
Fair value		1,242,938
Fixed Income Securities [Member] | Corporate Bonds [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	6.45%	23.53%
Fair value	1,500,105	8,224,432
Fixed Income Securities [Member] | Corporate Bonds [Member] | Financials Australia [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	6.45%
Fair value	1,500,105
Fixed Income Securities [Member] | Corporate Bonds [Member] | Financials United States [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets		19.22%
Fair value		6,717,547
Fixed Income Securities [Member] | Corporate Bonds [Member] | Energy Great Britain [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets		4.31%
Fair value		1,506,885
Fixed Income Securities [Member] | Government Agencies [Member] | Unites States [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	23.67%	30.04%
Fair value	5,502,285	10,498,215
Fixed Income Securities [Member] | Short-Term Investment Funds [Member] | Unites States [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.02%	0.02%
Fair value	3,600	5,432
Long Positions, Futures Positions [Member]
Schedule of Investments [Line Items]
Fair value	(47,917)	(373,540)
Long Positions, Futures Positions [Member] | Energy [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.33%	(0.34%)
Fair value	77,294	(119,410)
Long Positions, Futures Positions [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(1.04%)	0.01%
Fair value	(241,904)	3,573
Long Positions, Futures Positions [Member] | Currency [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.12%	0.03%
Fair value	28,665	9,244
Long Positions, Futures Positions [Member] | Indices [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.22%	0.05%
Fair value	50,444	17,851
Long Positions, Futures Positions [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.08%	0.40%
Fair value	19,455	139,768
Long Positions, Futures Positions [Member] | Metals [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.08%	(0.23%)
Fair value	18,129	(80,138)
Long Positions, Futures Positions [Member] | Put Options [Member]
Schedule of Investments [Line Items]
Fair value	601,497	22,525
Long Positions, Futures Positions [Member] | Put Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	2.59%
Fair value	601,497
Long Positions, Futures Positions [Member] | Put Options [Member] | Currency [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets		0.06%
Fair value		22,525
Long Positions, Futures Positions [Member] | Call Options [Member]
Schedule of Investments [Line Items]
Fair value	126,943
Long Positions, Futures Positions [Member] | Call Options [Member] | Energy [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.08%
Fair value	19,520
Long Positions, Futures Positions [Member] | Call Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.46%
Fair value	107,423
Short Positions, Futures Positions [Member]
Schedule of Investments [Line Items]
Fair value	308,661	737,487
Short Positions, Futures Positions [Member] | Energy [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.22%)	0.64%
Fair value	(51,455)	225,038
Short Positions, Futures Positions [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	1.39%	0.02%
Fair value	324,276	6,835
Short Positions, Futures Positions [Member] | Currency [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.20%	(0.02%)
Fair value	47,442	(5,365)
Short Positions, Futures Positions [Member] | Indices [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.05%)	(0.13%)
Fair value	(11,941)	(47,027)
Short Positions, Futures Positions [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.03%	(0.03%)
Fair value	7,003	(10,045)
Short Positions, Futures Positions [Member] | Metals [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.03%)	0.21%
Fair value	(6,664)	72,320
Short Positions, Futures Positions [Member] | Forward Positions [Member] | Currency [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets		1.42%
Fair value		495,731
Short Positions, Futures Positions [Member] | Put Options [Member]
Schedule of Investments [Line Items]
Fair value	(348,026)	(1,006)
Short Positions, Futures Positions [Member] | Put Options [Member] | Energy [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.46%)
Fair value	(106,850)
Short Positions, Futures Positions [Member] | Put Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.44%)
Fair value	(102,345)
Short Positions, Futures Positions [Member] | Put Options [Member] | Currency [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.41%)
Fair value	(95,775)
Short Positions, Futures Positions [Member] | Put Options [Member] | Indices [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.09%)	0.00%
Fair value	(21,850)	(1,006)
Short Positions, Futures Positions [Member] | Put Options [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.07%)
Fair value	(16,656)
Short Positions, Futures Positions [Member] | Put Options [Member] | Metals [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.02%)
Fair value	(4,550)
Short Positions, Futures Positions [Member] | Call Options [Member]
Schedule of Investments [Line Items]
Fair value	(536,216)
Short Positions, Futures Positions [Member] | Call Options [Member] | Energy [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.28%)
Fair value	(64,840)
Short Positions, Futures Positions [Member] | Call Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(1.64%)
Fair value	(380,603)
Short Positions, Futures Positions [Member] | Call Options [Member] | Currency [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.31%)
Fair value	(71,913)
Short Positions, Futures Positions [Member] | Call Options [Member] | Indices [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.05%)
Fair value	(12,000)
Short Positions, Futures Positions [Member] | Call Options [Member] | Metals [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.03%)
Fair value	(6,860)
Total Unrealized Gain (Loss) on Open Contracts [Member]
Schedule of Investments [Line Items]
Fair value	$ 260,744	$ 363,947

Condensed Consolidated Schedule of Investments (Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Premiums paid	$ 753,417	$ 33,376
Premiums received	978,634	14,375
Fixed Income Securities [Member]
Schedule of Investments [Line Items]
Investment cost	11,005,602	21,993,704
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials South Korea [Member]
Schedule of Investments [Line Items]
Investment cost	999,316
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials Australia [Member]
Schedule of Investments [Line Items]
Investment cost	999,542
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials Chile [Member]
Schedule of Investments [Line Items]
Investment cost	999,222
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials United States [Member]
Schedule of Investments [Line Items]
Investment cost	999,611	1,896,629
Fixed Income Securities [Member] | Commercial Paper [Member] | Energy United States [Member]
Schedule of Investments [Line Items]
Investment cost	1,242,569
Fixed Income Securities [Member] | Corporate Bonds [Member] | Financials Australia [Member]
Schedule of Investments [Line Items]
Investment cost	1,504,227
Fixed Income Securities [Member] | Corporate Bonds [Member] | Financials United States [Member]
Schedule of Investments [Line Items]
Investment cost	6,822,060
Fixed Income Securities [Member] | Corporate Bonds [Member] | Energy Great Britain [Member]
Schedule of Investments [Line Items]
Investment cost	1,527,135
Fixed Income Securities [Member] | Government Agencies [Member]
Schedule of Investments [Line Items]
Investment cost	5,500,084	10,499,879
Fixed Income Securities [Member] | Short-Term Investment Funds [Member]
Schedule of Investments [Line Items]
Investment cost	3,600	5,432
Long Positions, Futures Positions [Member] | Put Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Premiums paid	437,577
Long Positions, Futures Positions [Member] | Put Options [Member] | Currency [Member]
Schedule of Investments [Line Items]
Premiums paid	33,376
Long Positions, Futures Positions [Member] | Call Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Premiums paid	237,430
Long Positions, Futures Positions [Member] | Call Options [Member] | Energy [Member]
Schedule of Investments [Line Items]
Premiums paid	78,410
Short Positions, Futures Positions [Member] | Put Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Premiums paid	106
Short Positions, Futures Positions [Member] | Put Options [Member] | Energy [Member]
Schedule of Investments [Line Items]
Premiums paid	87,040
Short Positions, Futures Positions [Member] | Put Options [Member] | Indices [Member]
Schedule of Investments [Line Items]
Premiums paid	39,900	14,375
Short Positions, Futures Positions [Member] | Put Options [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Premiums paid	29,469
Short Positions, Futures Positions [Member] | Put Options [Member] | Metals [Member]
Schedule of Investments [Line Items]
Premiums paid	6,300
Short Positions, Futures Positions [Member] | Put Options [Member] | Currency [Member]
Schedule of Investments [Line Items]
Premiums paid	73,421
Short Positions, Futures Positions [Member] | Call Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Premiums paid	460,664
Short Positions, Futures Positions [Member] | Call Options [Member] | Energy [Member]
Schedule of Investments [Line Items]
Premiums paid	68,200
Short Positions, Futures Positions [Member] | Call Options [Member] | Indices [Member]
Schedule of Investments [Line Items]
Premiums paid	16,800
Short Positions, Futures Positions [Member] | Call Options [Member] | Metals [Member]
Schedule of Investments [Line Items]
Premiums paid	6,790
Short Positions, Futures Positions [Member] | Call Options [Member] | Currency [Member]
Schedule of Investments [Line Items]
Premiums paid	$ 83,423

General Information and Summary (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Trust termination description

The Trust will be terminated on December 31, 2026, unless terminated earlier upon the occurrence of one of the following: (1) beneficial owners holding more than 50% of the outstanding units notify the Managing Owner to dissolve the Trust as of a specific date; (2) 120 days after the filing of a bankruptcy petition by or against the Managing Owner, unless the bankruptcy court approves the sale and assignment of the interests of the Managing Owner to a purchaser/assignor that assumes the duties of the Managing Owner; (3) 120 days after the notice of the retirement, resignation, or withdrawal of the Managing Owner, unless beneficial owners holding more than 50% of the outstanding units appoint a successor; (4) 90 days after the insolvency of the Managing Owner or any other event that would cause the Managing Owner to cease being managing owner of the Trust, unless beneficial owners holding more than 50% of the outstanding units appoint a successor; (5) dissolution of the Managing Owner; (6) insolvency or bankruptcy of the Trust; (7) a decrease in the net asset value to less than $2,500,000; (8) a decline in the net asset value per unit to $50 or less; (9) dissolution of the Trust; or (10) any event that would make it unlawful for the existence of the Trust to be continued or require dissolution of the Trust.

Trust termination date	2026-12-31
Initial acceptance fee to US Bank	$ 120,000
Management fee to US Bank	25,000
Distribution fee per distribution to US Bank	25,000
Hourly fee rate at execution of agreement to US Bank	350
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percent of ownership interest by beneficial owners to determine termination of the trust	50.00%
Filing of Bankruptcy Petition by or Against Managing Owner [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Trust termination period	120 days
Insolvency of Managing Owner [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Trust termination period	90 days
Retirement, Resignation or Withdrawal of Managing Owner [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Trust termination period	120 days
Decrease in Net Assets Value [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Trust termination, net asset value of Trust	$ 2,500,000
Decrease in Net Asset Value Per Unit [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Trust termination, net asset value of Trust per unit	$ 50

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Line Items]
Percentage of interest bearing deposits	100.00%
Interest earned on the Trust's average daily balances on deposit, percentage	100.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Ongoing offering costs as percentage of month-end net assets, to be paid and expensed as incurred	0.50%

Fees (Details) (Maximum [Member])	12 Months Ended
Dec. 31, 2012
Monthly Payment [Member]
Other Noninterest Expense [Line Items]
Less incentive fee allocations	20.00%
Management fee as percentage of month-end net assets	0.17%
Annual Payment [Member]
Other Noninterest Expense [Line Items]
Management fee as percentage of month-end net assets	2.00%

Income Taxes (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Income Tax [Line Items]
Examination period of state and local income tax returns	3 years
Maximum [Member]
Income Tax [Line Items]
Examination period of state and local income tax returns	5 years

Trading Activities and Related Risks (Details) (Maximum [Member])	Dec. 31, 2012
Maximum [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Percentage of total investment to total assets	40.00%

Assets Held at Refco Capital Markets, Ltd. (Narrative) (Details) (USD $)	0 Months Ended					1 Months Ended
	Jun. 07, 2007	Apr. 20, 2007	Dec. 29, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2005 LLC Equity/Non-Trading [Member]	Oct. 31, 2005 LLC Equity/Non-Trading [Member]
Cash Cash Equivalents And Marketable Securities [Line Items]
Fixed income securities held by affiliate				$ 11,003,681	$ 21,870,890		$ 57,544,206
Substitute units held by affiliate							2,273,288
Cash and cash equivalents on deposit with affiliate				8,659,507	9,596,823		1,000,000
Assets held in trust						56,544,206
Impairment charge of assets held by affiliate	3,590,557	3,856,315	6,643,944			39,580,944
Net asset held by trust						$ 16,963,262
Percentage decrease in asset held in trust to original value of assets						30.00%

Assets Held at Refco Capital Markets, Ltd. (Recoveries from RCM, Distribution Paid by US Bank from LLC, and Effect of Impaired Value of Assets Held at RCM) (Details) (USD $)	0 Months Ended
	Dec. 05, 2012	Oct. 31, 2012	Dec. 01, 2011	Aug. 30, 2011	Jun. 02, 2011	Dec. 30, 2010	Oct. 15, 2010	Aug. 01, 2010	Jun. 04, 2010	May 19, 2010	Dec. 30, 2009	Jun. 29, 2009	Dec. 31, 2008	Jun. 26, 2008	Apr. 29, 2008	Mar. 28, 2008	Dec. 31, 2007	Sep. 19, 2007	Aug. 29, 2007	Jul. 03, 2007	Jun. 28, 2007	Jun. 07, 2007	Apr. 20, 2007	Dec. 29, 2006
Assets Held at Refco Capital Markets, Ltd. [Abstract]
Amounts Received from RCM	$ 294,875	$ 404,908		$ 1,328,832	$ 343,664	$ 563,163	$ 282,790		$ 14,329,450	$ 1,695,150	$ 1,102,612	$ 2,748,048	$ 769,001	$ 701,148		$ 1,046,068	$ 2,708,467	$ 2,584,070		$ 5,654	$ 4,783,640	$ 265,758	$ 2,787,629	$ 10,319,318
Balance of Impaired Value																						3,590,557	3,856,315	6,643,944
Collections in Excess of Impaired Value	294,875	404,908		1,328,832	343,664	563,163	282,790		14,329,450	1,695,150	1,102,612	2,748,048	769,001	701,148		1,046,068	2,708,467	2,584,070		5,654	1,193,083
Unitholders' distribution			3,689,555					16,076,112							2,241,680				2,787,947					4,180,958
Additional Units in Trust for Participating Owners, Units			6,168					40,839							10,736				23,183					54,914
Additional Units in Trust for Participating Owners, Dollars			561,489					3,928,806							1,053,815				1,758,626					5,154,711
Amounts Received from RCM before Cargill's percentage of distributions									15,300,000
Distribution to Cargill based on settlement agreement									$ 970,550
Distribution to Cargill based on settlement agreement, percentage									57.25%

Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on open contracts	$ 260,744	$ 363,947
Purchased options on futures contracts	728,440	22,525
Fixed income securities held by affiliate	11,003,681	21,870,890
Options written on futures contracts	884,242	1,006
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased options on futures contracts	728,440	22,525
Fixed income securities held by affiliate	11,003,681	21,870,890
Total assets	11,992,865	22,257,362
Options written on futures contracts	884,242	1,006
Total fair value	11,108,623	22,256,356
Recurring [Member] | Futures Positions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on open contracts	260,744	212,644
Recurring [Member] | Forward Currency Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on open contracts		151,303
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased options on futures contracts	728,440	22,525
Total assets	989,184	235,169
Options written on futures contracts	884,242	1,006
Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Futures Positions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on open contracts	260,744	212,644
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities held by affiliate	11,003,681	21,870,890
Total assets	11,003,681	22,022,193
Total fair value	11,003,681	22,022,193
Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on open contracts		$ 151,303

Operations (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Brokers And Dealers Disclosure [Line Items]
Redemption penalty if redemption is made during first 11 months	1.50%
Written notice period for redemption	5 days
Number of business days redemption required to make payment	10 days
Class A [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	4.67%
Class A [Member] | Annual Payment [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	4.67%
Class A [Member] | Monthly Payment [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.39%
Class B [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	2.67%
Class B [Member] | Annual Payment [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	2.67%
Class B [Member] | Monthly Payment [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.22%

Operations (Brokerage Fee Across Each Class of Units) (Details)	Dec. 31, 2012
Class A [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	4.67%
Class A [Member] | Managing Owner [Member] | Managing Owner Fee [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.75%
Class A [Member] | Managing Owner [Member] | Underwriting Expenses [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.35%
Class A [Member] | Managing Owner [Member] | Clearing, NFA, and Exchange Fees (Capped) [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	1.57%
Class A [Member] | Selling Agent [Member] | Selling Commission [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	2.00%
Class B [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	2.67%
Class B [Member] | Managing Owner [Member] | Managing Owner Fee [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.75%
Class B [Member] | Managing Owner [Member] | Underwriting Expenses [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.35%
Class B [Member] | Managing Owner [Member] | Clearing, NFA, and Exchange Fees (Capped) [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	1.57%
Class B [Member] | Selling Agent [Member] | Selling Commission [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.00%

Financial Highlights (Financial Performance Total Returns) (Details) (Trading [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A [Member]
Per share operating performance:
Net asset value of Trading units, beginning of period	$ 91.32	$ 100.64	$ 102.84
Trading gain (loss)	$ (7.26)	$ (0.27)	$ 6.32
Investment income	$ 0.39	$ 0.2	$ 0.16
Expenses	$ (7.53)	$ (9.25)	$ (8.68)
Trading income (loss)	$ (14.4)	$ (9.32)	$ (2.2)
Net asset value of Trading units, end of period	$ 76.92	$ 91.32	$ 100.64
Total return before incentive fees	(15.66%)	(8.88%)	(1.63%)
Less incentive fee allocations	(0.11%)	(0.38%)	(0.51%)
Total return	(15.77%)	(9.26%)	(2.14%)
Class B [Member]
Per share operating performance:
Net asset value of Trading units, beginning of period	$ 96.98	$ 104.75	$ 104.91
Trading gain (loss)	$ (7.78)	$ (0.28)	$ 6.81
Investment income	$ 0.42	$ 0.22	$ 0.17
Expenses	$ (6.28)	$ (7.71)	$ (7.14)
Trading income (loss)	$ (13.64)	$ (7.77)	$ (0.16)
Net asset value of Trading units, end of period	$ 83.34	$ 96.98	$ 104.75
Total return before incentive fees	(13.95%)	(7.08%)	0.49%
Less incentive fee allocations	(0.11%)	(0.34%)	(0.64%)
Total return	(14.06%)	(7.42%)	(0.15%)

Financial Highlights (Financial Performance Total Expenses) (Details) (Trading [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A [Member]
Ratios to average net assets:
Trading income (loss)	(17.28%)	(10.32%)	(2.10%)
Expenses:
Expenses, less incentive fees	(9.15%)	(9.30%)	(8.10%)
Less incentive fee allocations	(0.11%)	(0.38%)	(0.51%)
Total expenses	(9.26%)	(9.68%)	(8.61%)
Class B [Member]
Ratios to average net assets:
Trading income (loss)	(15.40%)	(7.94%)	1.01%
Expenses:
Expenses, less incentive fees	(7.19%)	(7.34%)	(6.19%)
Less incentive fee allocations	(0.11%)	(0.34%)	(0.64%)
Total expenses	(7.30%)	(7.68%)	(6.83%)

Cash Management Agreement with Affiliate (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Management Agreement with Affiliate [Abstract]
Cash and cash equivalents on deposit with affiliate	$ 8,659,507	$ 9,596,823
Fixed income securities held by affiliate	11,003,681	21,870,890
Advisory fees paid to affiliate	$ 51,521	$ 62,625	$ 13,087
Annual fee	0.20%
Description of daily fee rate calculated and accrued	RJOIM is paid an annual fee, currently 0.20% calculated and accrued daily at a rate equal to 1/360 of the principal balance.

Derivative Instruments and Hedging Activities (Derivatives Not Designated as Hedging Instruments) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Asset Derivatives Fair Value	$ 963,711	$ 992,885
Liability Derivatives Fair Value	(858,769)	(607,419)
Net Fair Value	104,942	385,466
Agriculture [Member]
Derivative [Line Items]
Asset Derivatives Fair Value	678,316	10,408
Liability Derivatives Fair Value	(369,972)
Net Fair Value	308,344	10,408
Currency [Member]
Derivative [Line Items]
Asset Derivatives Fair Value	94,041	527,500
Liability Derivatives Fair Value	(185,622)	(350,799)
Net Fair Value	(91,581)	176,701
Energy [Member]
Derivative [Line Items]
Asset Derivatives Fair Value	76,522	225,038
Liability Derivatives Fair Value	(202,853)	(119,410)
Net Fair Value	(126,331)	105,628
Indices [Member]
Derivative [Line Items]
Asset Derivatives Fair Value	60,504	17,851
Liability Derivatives Fair Value	(55,851)	(47,027)
Net Fair Value	4,653	(29,176)
Interest Rates [Member]
Derivative [Line Items]
Asset Derivatives Fair Value	30,579	139,768
Liability Derivatives Fair Value	(20,778)	(10,045)
Net Fair Value	9,801	129,723
Metals [Member]
Derivative [Line Items]
Asset Derivatives Fair Value	23,749	72,320
Liability Derivatives Fair Value	(23,693)	(80,138)
Net Fair Value	$ 56	$ 7,818

Derivative Instruments and Hedging Activities (Trading Gains (Loss)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	$ (2,399,103)	$ (344,742)	$ 3,466,417
Agriculture [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(361,619)	(1,105,067)	1,678,921
Currency [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(598,618)	(1,380,681)	1,582,144
Energy [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(483,184)	63,841	(1,308,951)
Indices [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(655,571)	865,269	(773,614)
Interest Rates [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	162,682	935,552	2,380,917
Metals [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	$ (462,793)	$ 276,344	$ (93,000)